Provision for Return Condition Checks for Aircraft Under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases

	2017	2016
	RMB million	RMB million
At 1 January	3,670	3,503
Accrual	1,214	1,010
Utilization	(1,865)	(843)

At 31 December	3,019	3,670
Less: current portion	(981)	(1,175)

Long-term portion	2,038	2,495